Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

June 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust (the “Trust”) that the Prospectus that would have been filed under Rule 497(c) of the 1933 Act does not differ from the documents contained in Post-Effective Amendment No. 278 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 278 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 20, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Sincerely,

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco Capital Management LLC

800 983 0903    invesco.com/ETFs    @InvescoETFs